Vacation Ownership Notes Receivable (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
Vacation Ownership Interest [Member]
Future maturities of gross VOI notes receivable and interest rates
2012	$ 82
2013	90
2014	90
2015	92
Thereafter	394
Balance at March 31, 2011	748
Weighted Average Interest Rates	12.57%
Vacation Ownership Interest [Member] | Minimum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	5.00%
Vacation Ownership Interest [Member] | Maximum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	17.00%
Vacation Ownership Interest Securitized [Member]
Future maturities of gross VOI notes receivable and interest rates
2012	53
2013	74
2014	75
2015	75
Thereafter	269
Balance at March 31, 2011	546
Weighted Average Interest Rates	12.84%
Vacation Ownership Interest Securitized [Member] | Minimum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	5.00%
Vacation Ownership Interest Securitized [Member] | Maximum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	17.00%
Vacation Ownership Interest Unsecuritized [Member]
Future maturities of gross VOI notes receivable and interest rates
2012	29
2013	16
2014	15
2015	17
Thereafter	125
Balance at March 31, 2011	$ 202
Weighted Average Interest Rates	11.99%
Vacation Ownership Interest Unsecuritized [Member] | Minimum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	6.00%
Vacation Ownership Interest Unsecuritized [Member] | Maximum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	17.00%